Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments
Schedule of equity method investments in associates

Associates consisted of the following:

			December 31, 2018		December 31, 2019
		Place of
Name of	Principal	Incorporation	Carrying	Holding	Carrying	Holding
Associate	Activities	and operation	amount	%	amount	%
			(in thousands)		(in thousands)
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	$1,473	49.32	1,156	49.35
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	44	1.55	41	1.25
Kneron Inc.	Artificial intelligence chip design	California, USA	-	-	-	-
Viewsil Microelectronics (Kunshan) Limited	IC design and sales	Kunshan, China	2,547	49.00	2,549	49.00
			$4,064		3,746

Schedule of amount recognized by the Company at its share of those associates

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates:

	For the year ended
	December 31,
	2017	2018	2019
	(in thousands)

The Company’s share of losses of associates	$(1,200)	(1,095)	(477)
The Company’s share of other comprehensive income (loss) of associates	$106	(68)	26
The Company’s share of total comprehensive income (loss) of associates	$(1,094)	(1,163)	(451)